OTHER CURRENT ASSETS	12 Months Ended
Jun. 30, 2014
OTHER CURRENT ASSETS [Abstract]
OTHER CURRENT ASSETS

NOTE 5. OTHER CURRENT ASSETS

Other current assets consisted of the following as of June 30:

	2014	2013
Deferred tax assets	$81	$87
Prepaid expenses	42	41
Other	11	19
Total	$134	$147

As of June 30, 2014 and 2013, Other in the table above included $9 and $13 of restricted cash, respectively. As of June 30, 2014 and 2013, restricted cash of $5 and $10, respectively, was held by a foreign subsidiary as a prepayment received for intercompany services. Subsequent to June 30, 2014, this balance is no longer restricted as all services have been performed. Additionally, as of June 30, 2014 and 2013, the Company had restricted cash of $3 and $3, respectively, held in escrow related to fiscal year 2012 acquisitions.